Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Brown Capital Management Mutual Funds
Document Type	497
Document Period End Date	Jul. 29, 2015
Trading Symbol	bcm
Amendment Flag	false
Central Index Key	0000869351